CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2016	Mar. 21, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, authorized	360,000,000	360,000,000	360,000,000
Common Stock, issued	209,352,897		166,273,921
Common Stock, outstanding	209,352,897		166,273,921